Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 221,594	$ 45,879
Interest-bearing deposits in other financial institutions	100	100
Securities available for sale	8,701	8,174
Equity securities	5,000
Loans held for sale, at fair value	283,165	135,711
Loans and leases, net of allowance of $17,022 and $7,138	895,344	663,303
FHLB and FRB stock	5,847	4,008
Premises and equipment, net	3,730	3,991
Operating lease right-of-use assets	1,387	1,780
Bank owned life insurance	17,490	5,345
Accrued interest receivable and other assets	34,637	12,254
Total assets	1,476,995	880,545
Deposits
Noninterest bearing	198,675	115,530
Interest bearing	914,395	630,793
Total deposits	1,113,070	746,323
FHLB advances and other debt	214,426	29,017
Advances by borrowers for taxes and insurance	1,029	929
Operating lease liabilities	1,532	1,960
Accrued interest payable and other liabilities	21,884	6,846
Subordinated debentures	14,844	14,806
Total liabilities	1,366,785	799,881
Commitments and contingent liabilities
Stockholders' equity
Common stock	54	54
Additional paid-in capital	87,637	86,903
Retained earnings (accumulated deficit)	26,479	(2,932)
Accumulated other comprehensive income	96	28
Treasury stock, at cost; 96,098 shares of common stock at December 31, 2020 and 32,940 shares of common stock at December 31, 2019	(4,069)	(3,389)
Total stockholders' equity	110,210	80,664
Total liabilities and stockholder's equity	1,476,995	880,545
Non-Voting Common Stock [Member]
Stockholders' equity
Common stock	13
Total stockholders' equity	13
Series B Preferred Stock [Member]
Stockholders' equity
Preferred stock
Series C Preferred Stock [Member]
Stockholders' equity
Preferred stock